Short-term borrowings	12 Months Ended
Dec. 31, 2012
Short-term borrowings
Short-term borrowings

8                                         Short-term borrowings

Short-term borrowings consist of the following:

	December 31,
	2011	2012	2012
	RMB	RMB	US$
Unsecured government loan	8,000	18,000	2,889
Unsecured bank loans	710,000	620,009	99,518
Secured bank loans (note 3)	98,150	37,770	6,063
Total	816,150	675,779	108,470

Short-term bank loans bear fixed interest rates ranging from 6.10% to 7.93% per annum in 2011 and from 5.60% to 7.02% per annum in 2012, respectively. The weighted average effective interest rates on short-term borrowings outstanding as of December 31, 2011 and 2012 were 6.93% and 5.92% per annum, respectively.

As of December 31, 2011 and 2012, the Group had unutilized banking facilities of RMB266,000 and RMB280,000  (US$44,943), respectively.